Derivative Instruments and Hedging Activities (Q1) (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($) MWh	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) MWh InterestRateSwap	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Apr. 08, 2020 USD ($)
Number of Interest Rate Swaps | InterestRateSwap			3
Other Comprehensive Income (Loss), Net of Tax	$ 7,386,000	$ (7,174,000)	$ 7,025,000	$ 51,676,000	$ 14,013,000
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax	6,626,000	(8,532,000)	1,594,000	46,245,000	10,393,000
Derivative, Nonmonetary Notional Amount, Purchase (Sales), Net	400,000,000
Interest Rate Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months, Net	1,737,000
Reclassification from AOCI, Current Period, Net of Tax, Attributable to Parent	760,000	1,358,000	5,431,000	5,431,000	3,620,000
Accumulated Other Comprehensive Income (Loss), Net of Tax	36,680,000		29,294,000	22,269,000	(29,407,000)	$ (43,420,000)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax		(8,532,000)	1,594,000	46,245,000	10,393,000
Regulatory assets	112,121,000		89,419,000	119,723,000
Proceeds from Hedge, Financing Activities	23,100,000
Regulatory assets	$ 112,121,000		$ 89,419,000	119,723,000
FTR [Member] | Not Designated as Hedging Instrument [Member]
Purchase of Units Derivative Instruments Financial Transmission Rights | MWh	1,399,000		3,919,000
Sale of Units Derivative Instruments Financial Transmission Rights | MWh	0		0
Derivative, Nonmonetary Notional Amount, Purchase (Sales), Net	$ 1,399,000
Interest Rate Swap [Member]
Accumulated Other Income (Loss)							$ 72,300,000
Accumulated Other Income (Loss)							$ 72,300,000
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Purchase of Derivative Instruments Interest Rate Swap			$ 400,000,000
Sale of Derivative Instruments Interest Rate Swap			0
Derivative, Notional Amount, Purchase (Sales), Net	400,000,000		400,000,000
Interest Rate Contract [Member]
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax	36,680,000	$ 15,095,000
Interest Rate Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months, Net			$ (5,375)
Maximum Length of Time Hedged in Cash Flow Hedge			9 years
Realized Gains Forward Power Contracts | Not Designated as Hedging Instrument [Member]
Derivative Instruments Not Designated as Hedging Instruments, Gain			$ 0	1,300,000
Derivative Instruments Not Designated as Hedging Instruments, Gain			0	1,300,000
Other Current Assets [Member] | FTR [Member] | Not Designated as Hedging Instrument [Member]
Derivative Asset, Fair Value, Gross Asset	0		1,388,000	7,545,000
Other Current Assets [Member] | interest rate hedge | Not Designated as Hedging Instrument [Member]
Derivative Asset, Fair Value, Gross Asset	$ 393,000		14,294,000
Parent Company [Member]
Other Comprehensive Income (Loss), Net of Tax			7,025,000	51,676,000	14,013,000
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax			1,594,000	46,245,000	10,393,000
Reclassification from AOCI, Current Period, Net of Tax, Attributable to Parent			5,431,000	5,431,000	3,620,000
Accumulated Other Comprehensive Income (Loss), Net of Tax			29,294,000	22,269,000	(29,407,000)	$ (43,420,000)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax			1,594,000	46,245,000	10,393,000
Parent Company [Member] | Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Purchase of Derivative Instruments Interest Rate Swap			400,000,000
Sale of Derivative Instruments Interest Rate Swap			0
Derivative, Notional Amount, Purchase (Sales), Net			400,000,000
Parent Company [Member] | Interest Rate Contract [Member]
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax			29,294,000	$ 22,269,000	$ (29,407,000)
Interest Rate Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months, Net			$ (5,375)
Maximum Length of Time Hedged in Cash Flow Hedge			9 years